Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.10%
New York–91.48%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$ 3,335	$ 3,195,521
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	500	501,042
Series 2011 A, RB	5.63%	07/01/2031	500	500,960
Series 2011 A, RB	5.88%	07/01/2041	1,000	1,001,830
Albany Capital Resource Corp. (Empire Commons Student Housing);
Series 2016 A, Ref. RB	5.00%	05/01/2027	200	241,146
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	235,635
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	632,012
Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(a)(b)	6.75%	11/01/2032	8,755	88
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	215	255,171
Series 2020 B, RB	4.00%	11/01/2055	1,250	1,350,279
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,671,797
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	176,551
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB	5.00%	04/01/2022	185	189,730
Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,734,157
Series 2018, Ref. RB(c)	5.00%	10/01/2038	1,200	1,335,947
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	513,901
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,457,156
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	204,269
Series 2017, Ref. RB	5.00%	08/01/2036	290	346,535
Series 2017, Ref. RB	5.00%	08/01/2047	600	704,997
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	209,114
Series 2019, RB(c)	5.75%	02/01/2049	230	251,664
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	730,419
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.25%	07/01/2023	710	710,565
Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,472,259
Series 2013 A-1, RB	5.75%	07/01/2033	790	791,279
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	225	224,982
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,405
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,467
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,448
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,435
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,498
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,490
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,482
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,551
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,553
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,620
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,617
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,676
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,672
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,730
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,720
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,772
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	$ 100	$ 109,881
Series 2014, RB	5.00%	05/01/2039	100	109,236
Deerfield (Town of), NY;
Series 2006, GO Bonds	5.50%	06/15/2021	15	15,023
Series 2006, GO Bonds	5.50%	06/15/2022	15	15,305
Series 2006, GO Bonds	5.50%	06/15/2023	15	15,293
Series 2006, GO Bonds	5.50%	06/15/2024	15	15,287
Series 2006, GO Bonds	5.50%	06/15/2025	20	20,354
Series 2006, GO Bonds	5.60%	06/15/2026	20	20,332
Series 2006, GO Bonds	5.60%	06/15/2027	20	20,321
Series 2006, GO Bonds	5.60%	06/15/2028	20	20,306
Series 2006, GO Bonds	5.60%	06/15/2029	25	25,372
Series 2006, GO Bonds	5.60%	06/15/2030	25	25,365
Series 2006, GO Bonds	5.60%	06/15/2031	25	25,367
Series 2006, GO Bonds	5.60%	06/15/2032	25	25,368
Series 2006, GO Bonds	5.60%	06/15/2033	30	30,431
Series 2006, GO Bonds	5.60%	06/15/2034	30	30,432
Series 2006, GO Bonds	5.60%	06/15/2035	30	30,429
Series 2006, GO Bonds	5.60%	06/15/2036	35	35,500
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB	6.00%	10/01/2030	405	405,751
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 B, RB	5.00%	07/01/2046	12,200	14,520,489
Series 2019 B, Ref. RB	4.00%	07/01/2044	120	137,713
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	342,159
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	160	197,078
Series 2017, Ref. RB	5.00%	07/01/2036	160	196,646
Series 2017, Ref. RB	5.00%	07/01/2037	235	288,214
Series 2017, Ref. RB	5.00%	07/01/2042	500	609,315
Erie County Industrial Development Agency (The) (School District Buffalo);
Series 2011 A, RB(d)(e)	5.25%	06/14/2021	135	135,232
Series 2011 A, RB(d)(e)	5.25%	06/14/2021	265	265,455
Series 2011 A, RB(d)(e)	5.25%	06/14/2021	225	225,386
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,088
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,005,976
Series 2005 D, RB(f)	0.00%	06/01/2055	74,000	7,745,203
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB (Acquired 10/21/2016; Cost $4,651,246)(f)(g)	0.00%	01/01/2045	18,750	7,117,918
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $965,000)(c)(g)	5.50%	07/01/2044	965	998,595
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(c)	5.88%	01/01/2052	5,000	3,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,948,138
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	334,482
Series 2014, RB	5.00%	07/01/2034	300	331,538
Series 2014, RB	5.00%	07/01/2039	250	274,736
Series 2014, RB	5.00%	07/01/2044	200	218,706
Series 2017, Ref. RB	5.00%	07/01/2029	100	121,311
Series 2017, Ref. RB	5.00%	07/01/2030	80	96,443
Series 2017, Ref. RB	5.00%	07/01/2031	75	90,081
Series 2017, Ref. RB	5.00%	07/01/2032	135	161,808
Series 2017, Ref. RB	5.00%	07/01/2035	135	160,986
Series 2017, Ref. RB	5.00%	07/01/2036	110	131,123
Series 2017, Ref. RB	5.00%	07/01/2038	80	94,948
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB(h)	5.00%	02/15/2045	5,000	5,961,489
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,205	2,215,685
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2039	$ 1,185	$ 1,340,787
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,344,153
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,506,818
Series 2016, Ref. RB	5.00%	09/01/2035	2,500	3,023,610
Series 2016, Ref. RB	5.00%	09/01/2041	1,680	2,013,735
Series 2017, RB	5.00%	09/01/2042	4,000	4,909,803
Series 2018, RB	5.00%	09/01/2034	5,000	6,407,289
Series 2018, RB	5.00%	09/01/2039	1,000	1,265,867
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2032	350	372,078
Series 2012 H, RB(d)(e)	5.00%	11/15/2022	215	230,355
Series 2012 H, RB	5.00%	11/15/2033	185	196,447
Series 2014 B, RB	5.25%	11/15/2039	900	1,008,908
Series 2014 B, RB	5.00%	11/15/2044	2,000	2,205,117
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	8,350,927
Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,382,690
Series 2016, Ref. RB	5.00%	11/15/2035	2,000	2,392,897
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	15,475	18,174,972
Series 2017, RB	5.25%	11/15/2057	10,000	12,191,479
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,565	3,069,368
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2028	350	388,361
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2029	500	553,433
Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2038	150	166,246
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(d)(e)	5.00%	10/01/2021	150	152,403
Series 2011, RB(d)(e)	5.25%	10/01/2021	75	76,263
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,542,443
Series 2017, RB	5.00%	12/01/2036	1,400	1,650,939
Series 2017, RB	5.00%	12/01/2046	3,200	3,704,279
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	1,147,795
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	3,280,402
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	150	150,526
Series 2011, RB	6.00%	06/01/2034	250	250,897
Series 2014 A, RB	5.00%	06/01/2029	100	111,125
Series 2014 A, RB	5.50%	06/01/2034	180	202,871
Series 2014 A, RB	5.00%	06/01/2044	285	317,336
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	5,200	6,104,313
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	1,080	1,043,390
Series 2020 A-2, RB	5.40%	07/01/2050	6,865	6,597,827
Series 2020 B, Ref. RB	5.38%	07/01/2025	385	383,946
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,000	1,018,556
Series 2016 A, RB	5.00%	11/15/2056	17,000	18,382,987
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2040	1,060	1,316,035
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2045	1,490	1,832,080
Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2049	2,235	2,738,416
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	1,110	1,110,833
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 11/14/2014; Cost $1,645)(b)(g)	6.50%	01/01/2032	135	74,250
Series 2014 A, RB (Acquired 11/19/2014-10/16/2018; Cost $3,198,332)(b)(g)	6.70%	01/01/2049	3,307	1,819,125
Series 2014 C, RB (Acquired 11/18/2014-11/26/2014; Cost $0)(b)(g)	2.00%	01/01/2049	1,221	122,056
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	$ 290	$ 289,680
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	2,000	2,079,848
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	3,240	3,314,501
Series 2006 D, RB(f)	0.00%	06/01/2060	60,000	4,445,172
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,940,014
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	396,918
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	638,754
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	508,011
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	224,112
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	250,739
New York & New Jersey (States of) Port Authority;
Series 2017, Ref. RB	5.00%	10/15/2047	6,000	7,256,927
Series 2019 217, RB	4.00%	11/01/2049	10,240	11,987,060
Series 2021, Ref. RB	4.00%	07/15/2046	5,900	7,061,540
Two Hundred Fifth Series 2017, Ref. RB(h)	5.25%	11/15/2057	11,300	13,798,926
New York (City of), NY;
Series 1993 F, GO Bonds	6.00%	05/15/2022	45	45,192
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,059
Series 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,838,154
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	2,600	3,070,865
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	5,000	6,299,062
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,792,789
Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	1,134,293
Series 2020, GG-1, RB	4.00%	06/15/2050	1,500	1,763,849
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,500	1,781,201
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	2,250	2,870,120
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,483,930
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	800	935,702
New York (City of), NY Municipal Water Finance Authority; Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,235,723
New York (City of), NY Transitional Finance Authority;
Series 2011 S-1, RB	5.25%	07/15/2037	5,500	5,531,639
Series 2020 D, RB	4.00%	11/01/2042	10,000	11,951,406
Series 2020, RB	4.00%	05/01/2043	10,000	11,938,377
Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,197,260
New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(d)(e)	5.00%	08/01/2023	1,000	1,105,428
New York (City of), NY Water & Sewer System; Series 2021 CC-1, RB	4.00%	06/15/2051	12,000	14,284,898
New York (County of), NY Tobacco Trust V; Series 2005 S-3, RB(f)	0.00%	06/01/2055	84,200	8,528,332
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,743,232
New York (State of) Dormitory Authority; Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	1,295	1,297,050
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(c)	5.35%	12/01/2035	5,985	5,984,870
Series 2015 B1, Ref. RB(c)	6.18%	12/01/2031	1,850	1,850,043
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	150	157,801
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	70	73,641
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	70	73,641
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	150	157,801
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,293,233
Series 2012 B, RB	5.00%	07/01/2032	125	130,618
Series 2012 B, RB	4.75%	07/01/2039	300	310,376
New York (State of) Dormitory Authority (Cornell University) (Green Bonds); Series 2019, RB	5.00%	07/01/2035	2,255	3,311,308
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	50	52,124
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2027	$ 6,425	$ 7,310,689
Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	3,765	4,324,875
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	100	112,704
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	917,513
Series 2020, RB	4.00%	07/01/2046	2,000	2,330,101
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	250	260,212
New York (State of) Dormitory Authority (Long Island University); Series 2012, RB	5.00%	09/01/2025	3,200	3,334,712
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	415	510,233
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	589,245
Series 2020 A, Ref. RB	4.00%	09/01/2050	700	797,523
New York (State of) Dormitory Authority (New School (The)); Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	7,822,734
New York (State of) Dormitory Authority (New York University);
Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,288,602
Series 2016, Ref. RB	5.00%	07/01/2035	5,000	6,033,877
Series 2019 A, RB	5.00%	07/01/2042	740	930,365
Series 2019 A, RB	5.00%	07/01/2049	4,460	5,563,008
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009, RB	5.00%	05/01/2039	1,000	1,035,698
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	731,655
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2029	600	735,638
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	488,195
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	364,390
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	364,163
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	363,955
Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	242,270
Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	242,322
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	325	330,818
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	596,466
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	830	968,002
Series 2019 A, RB	5.00%	07/01/2049	800	998,533
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	3,150	3,651,013
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	1,800	2,236,673
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	200	210,514
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	50	52,628
Series 2012, RB(d)(e)	5.00%	07/01/2022	5	5,263
Series 2012, RB	5.00%	07/01/2030	1,015	1,059,244
Series 2015 A, Ref. RB	5.00%	07/01/2034	100	115,671
New York (State of) Dormitory Authority (State University Dormitory Facilities);
Series 2015 B, Ref. RB	5.00%	07/01/2030	1,350	1,571,342
Series 2015 B, Ref. RB	5.00%	07/01/2032	1,400	1,625,874
Series 2015 B, Ref. RB	5.00%	07/01/2033	1,750	2,030,055
Series 2015 B, Ref. RB	5.00%	07/01/2040	1,750	2,006,601
New York (State of) Dormitory Authority (State University Educational Facilities); Series 2012, RB	5.00%	05/15/2030	1,000	1,045,631
New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	850	970,808
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	1,000	1,003,009
Series 2015 A, Ref. RB	5.00%	07/01/2040	400	462,007
Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	2,219,015
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,286,550
Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,507,488
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	704,719
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	$ 3,030	$ 2,837,243
Series 2017 A2, RB(c)	5.38%	09/01/2050	4,800	4,726,745
Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(c)(g)	5.38%	10/01/2042	1,425	1,425,448
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	4,330	4,334,764
Series 2011 A, RB	5.00%	11/01/2031	1,110	1,119,017
New York (State of) Power Authority; Series 2020 A, Ref. RB	4.00%	11/15/2055	3,300	3,847,175
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	236,433
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	421,837
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	476,581
Series 2019 B, RB	4.00%	01/01/2045	10,000	11,631,617
Series 2019 B, RB	4.00%	01/01/2050	12,000	13,875,648
New York City (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	95	91,529
Series 2005 E-2, RB	6.13%	11/01/2035	275	246,943
New York City (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,635	3,722,509
New York City (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	4,600	4,726,307
New York City (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(i)(k)	3.46%	03/01/2022	1,200	1,215,437
New York City (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,617,603
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,137,008
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,813,674
Series 2019 S1B, RB	4.00%	07/15/2041	5,800	6,821,929
Series 2019 S1B, RB	4.00%	07/15/2042	5,620	6,593,915
Series 2020 C-1, RB	4.00%	05/01/2038	600	726,435
Series 2020 C-1, RB	4.00%	05/01/2039	520	627,388
New York City (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	290	371,429
Series 2018 A, Ref. RB	5.00%	01/01/2034	300	381,453
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	502,044
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	374,696
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,270,417
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	593,031
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,016
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2036	300	365,923
Series 2020 C-1, RB	4.00%	05/01/2037	550	668,176
Series 2020 C-1, RB	4.00%	05/01/2040	8,535	10,269,496
Series 2020 C-1, RB	4.00%	05/01/2045	3,375	4,009,383
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	1,020	1,021,165
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,170	1,174,354
Series 2001, RB	5.75%	06/01/2043	15	15,025
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	190	190,000
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2038	850	860,222
New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	155,400	7,715,594
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	12,545	13,638,053
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,430	2,780,480
Series 2016 A2, Ref. RB	5.00%	06/01/2051	1,125	1,200,688
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB	5.00%	11/15/2031	2,000	2,042,652
Series 2011, Ref. RB	5.75%	11/15/2051	10,000	10,237,889
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,580	22,445,349
Series 2007, RB	5.50%	10/01/2037	5,025	7,596,844
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Power Authority; Series 2020 A, Ref. RB	4.00%	11/15/2050	$ 3,750	$ 4,405,739
New York State Dormitory Authority;
Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,197,331
Series 2019 A, RB	4.00%	07/01/2045	1,400	1,631,553
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	4,000	4,728,989
Series 2020 A, RB	4.00%	03/15/2049	5,000	5,882,993
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2037	1,500	1,949,456
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	100	104,418
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	150	156,627
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2038	180	206,923
Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	580	653,973
Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,198
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	331,774
Series 2017, Ref. RB	5.00%	05/01/2034	200	236,118
Series 2017, Ref. RB	5.00%	05/01/2037	250	293,001
Series 2017, Ref. RB	5.00%	05/01/2040	150	174,706
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2011, RB(d)(e)	5.00%	12/01/2021	2,250	2,305,364
Series 2019, Ref. RB	4.00%	12/01/2041	900	1,065,176
Series 2019, Ref. RB	5.00%	12/01/2043	1,850	2,362,408
Series 2019, Ref. RB	5.00%	12/01/2045	2,650	3,370,883
Series 2019, Ref. RB	4.00%	12/01/2047	1,500	1,759,638
Series 2019, Ref. RB	4.00%	12/01/2049	1,675	1,960,351
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,159,880
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,517,273
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.25%	12/01/2021	535	548,693
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	740	747,448
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	1,305	1,316,834
Series 2001, RB	5.75%	08/15/2043	3,160	3,188,669
Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(i)	5.50%	08/01/2033	1,000	1,109,237
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB	6.00%	09/01/2034	100	101,101
Series 2012 A, RB	5.00%	09/01/2041	240	245,225
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	225	239,902
Series 2012, RB	5.00%	07/01/2031	230	245,274
Series 2012, RB	5.00%	07/01/2032	815	869,270
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(a)(b)	6.70%	12/31/2021	110	1
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	265	269,765
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 B, RB	6.00%	06/01/2048	1,390	1,392,329
Series 2008 B-1, RB	5.38%	06/01/2028	1,075	1,076,284
Series 2008 D, RB(f)	0.00%	06/01/2048	15,750	1,837,675
Series 2012 B, RB	5.00%	06/01/2032	750	771,804
Series 2012 B, RB	5.25%	06/01/2037	700	721,436
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(c)	5.35%	11/01/2049	8,220	8,731,662
Series 2016 B2, RB(c)	5.35%	11/01/2049	1,175	1,248,139
Series 2016 C2, RB(c)	5.35%	11/01/2049	1,160	1,232,205
Series 2016 D2, RB(c)	5.35%	11/01/2049	760	807,307
Tender Option Bond Trust Receipts/Certificates; Series 2017-XF0551, Revenue Ctfs.(h)	5.00%	02/15/2042	25,765	30,860,240
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2032	$ 330	$ 165,000
Series 2013 A, RB(b)	5.00%	07/01/2038	2,785	1,392,500
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2030	400	427,459
Series 2013 A, Ref. RB	5.00%	11/15/2029	300	326,242
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,481,561
Series 2017 A, RB	5.00%	11/15/2038	300	370,551
Series 2017 A, RB	5.00%	11/15/2047	1,000	1,227,736
Series 2017 B, Ref. RB	5.00%	11/15/2032	875	1,083,637
Series 2017 B, Ref. RB	5.00%	11/15/2033	900	1,114,488
Series 2017 B, Ref. RB	5.00%	11/15/2034	575	711,590
Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	3,089,983
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,346,822
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	2,336,439
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	9,625	12,444,876
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB	4.00%	11/15/2042	3,500	4,105,927
Series 2019 C, RB	4.00%	11/15/2043	3,500	4,097,445
Series 2020 A, RB	4.00%	11/15/2054	2,900	3,402,567
Series 2020 A, RB	5.00%	11/15/2054	700	888,290
Series 2021 A, RB	5.00%	11/15/2056	2,200	2,800,700
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	8,816,834
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	4,030,942
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	6,073,882
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,636,735
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,625,044
Utility Debt Securitization Authority;
Series 2017, RB	5.00%	12/15/2038	8,460	10,594,330
Series 2017, RB	5.00%	12/15/2040	15,000	18,754,826
Westchester County Healthcare Corp.;
Series 2000 A, RB(d)(e)	5.00%	11/01/2021	7,410	7,560,204
Series 2010 B, RB	6.13%	11/01/2037	325	326,267
Series 2014 A, RB	5.00%	11/01/2044	2,356	2,618,554
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	504,140
Westchester Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,171,539
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,750,794
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,398,324
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	490,891
Series 2019 A, RB	5.00%	10/15/2049	640	733,076
				824,438,722
Puerto Rico–7.46%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		200	201,232
Series 2002, RB	5.50%	05/15/2039		3,455	3,537,506
Series 2002, RB	5.63%	05/15/2043		9,700	9,750,411
Series 2005 A, RB(f)	0.00%	05/15/2050		6,300	989,757
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds (INS - AGC)(i)	5.00%	07/01/2024		75	77,013
Series 2008 A, GO Bonds(b)	5.13%	07/01/2028		3,120	2,792,400
Series 2011 E, Ref. GO Bonds(b)	5.63%	07/01/2033		1,500	1,325,625
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024		4,540	5,002,354
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(i)	5.00%	07/01/2027		1,000	1,001,254
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(b)	5.00%	07/01/2038	$ 5	$ 2,556
Series 2003 AA-2, Ref. RB(b)	5.30%	07/02/2035	1,000	1,095,000
Series 2003, RB(b)	5.00%	07/03/2028	355	50,588
Series 2005 K, RB(b)	5.00%	07/01/2030	7,405	3,785,806
Series 2007 CC, Ref. RB(b)	5.50%	07/01/2030	2,150	2,354,250
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 1995 A, RB	5.63%	07/01/2022	145	145,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	1,100	1,101,448
Series 2012, Ref. RB	5.13%	04/01/2032	130	132,048
Series 2012, Ref. RB	5.38%	04/01/2042	190	193,325
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	100	103,443
Series 2012, Ref. RB	5.00%	10/01/2042	150	152,625
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(i)(l)	5.50%	07/01/2024	725	676,062
Series 2005 A, RB (INS - FGIC)(b)(f)(i)	0.00%	07/01/2030	4,600	2,547,434
Series 2005 B, RB(b)	5.00%	07/01/2041	4,000	1,040,000
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(b)	6.50%	10/01/2037	2,500	1,006,250
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 Q, RB(b)	5.63%	07/01/2039	4,795	4,824,969
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 I, RB(b)	5.25%	07/02/2029	810	808,987
Series 2009 P, Ref. RB(b)	6.75%	07/01/2036	3,500	3,600,625
Series 2011 S, RB(b)	6.00%	07/01/2041	235	235,588
Puerto Rico Public Finance Corp.; Series 2011 B, RB(b)	5.50%	08/01/2031	4,055	58,798
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	522,874
Series 2018 A-1, RB	4.55%	07/01/2040	199	223,617
Series 2018 A-1, RB(f)	0.00%	07/01/2046	12,897	4,198,876
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,635,659
Series 2018 A-1, RB	5.00%	07/01/2058	6,182	7,052,459
Series 2019 A-2, RB	4.54%	07/01/2053	71	78,750
Series 2019 A-2, RB	4.78%	07/01/2058	953	1,070,792
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	980,000
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,910,000
				67,265,381
Guam–0.11%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2023		210	222,803
Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2024		260	275,730
Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2030		470	496,710
					995,243
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		475	466,427
Total Municipal Obligations (Cost $853,980,691)					893,165,773
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.76%
New York–0.76%
CMS Liquidating Trust; (Cost $9,920,000)(a)(m)	3,100	$ 6,851,000
TOTAL INVESTMENTS IN SECURITIES(n)–99.86% (Cost $863,900,691)		900,016,773
FLOATING RATE NOTE OBLIGATIONS–(3.00)%
Notes with interest and fee rates ranging from 0.60% to 0.61% at 05/31/2021 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057(o)		(27,050,000)
OTHER ASSETS LESS LIABILITIES–3.14%		28,312,890
NET ASSETS–100.00%		$901,279,663
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $32,851,896, which represented 3.65% of the Fund’s Net Assets.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $53,327,678, which represented 5.92% of the Fund’s Net Assets.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at May 31, 2021 was $11,557,392, which represented 1.28% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $50,620,655 are held by TOB Trusts and serve as collateral for the $27,050,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$893,165,684	$89	$893,165,773
Common Stocks & Other Equity Interests	—	—	6,851,000	6,851,000
Total Investments in Securities	—	893,165,684	6,851,089	900,016,773
Other Investments - Assets
Investments Matured	—	433,469	0	433,469
Total Investments	$—	$893,599,153	$6,851,089	$900,450,242
Invesco Rochester® AMT-Free New York Municipal Fund